Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Healthcare services income	$ 911,509	$ 535,166	$ 383,450
Operating expenses
Cost of healthcare services	(1,015,023)	(794,545)	(318,011)
Research and development expenses	(11,586,923)	(6,939,051)	(3,101,432)
General and administrative fees	(4,853,488)	(7,373,425)	(4,919,626)
Legal and professional fees	(2,854,225)	(3,405,705)	(1,811,770)
Other operating expenses	(877,391)	(220,891)	(560,709)
Total operating expenses	(21,187,050)	(18,733,617)	(10,711,548)
Other income (loss), net
Gain (loss) on investments in marketable securities, net	25,241,556	(81,839)	501,522
Gain on non-marketable investments		1,147,190
(Loss) gain on investments in derivatives, net	(199,031)	87,599	(974,444)
Gain on use of digital currencies		46,717
Gain on extinguishment of convertible debts		1,198,490
Changes in fair value of warrant liabilities		(866,300)	124,726
Interest expense, net	(243,628)	(3,699,672)	(4,458,191)
Rental income	30,894	16,868
Sundry income	365,917	232,460
Total other income (loss), net	25,195,708	(1,918,487)	(4,806,387)
Net income (loss)	4,920,167	(20,116,938)	(15,134,485)
Net loss attributable to non-controlling interests	2,146,687	1,430,176	302,762
Deemed dividend related to warrants down round provision	(755,514)
Net income (loss) attributable to Aptorum Group Limited	$ 6,311,340	$ (18,686,762)	$ (14,831,723)
Net income (loss) per share attributable to Aptorum Group Limited
- Basic (in Dollars per share)	$ 0.20	$ (0.64)	$ (0.53)
- Diluted (in Dollars per share)	$ 0.20	$ (0.64)	$ (0.53)
Weighted-average shares outstanding
- Basic (in Shares)	31,135,882	29,008,445	27,909,788
- Diluted (in Shares)	31,534,473	29,008,445	27,909,788
Net income (loss)	$ 4,920,167	$ (20,116,938)	$ (15,134,485)
Other comprehensive income (loss)
Unrealized loss on investments in available-for-sale securities			(1,122,251)
Exchange differences on translation of foreign operations	58,848	(10,897)	5,345
Other comprehensive income (loss)	58,848	(10,897)	(1,116,906)
Comprehensive income (loss)	4,979,015	(20,127,835)	(16,251,391)
Comprehensive loss attributable to non-controlling interests	2,146,687	1,430,176	302,762
Deemed dividend related to warrants down round provision	(755,514)
Comprehensive income (loss) attributable to the shareholders of Aptorum Group Limited	$ 6,370,188	$ (18,697,659)	$ (15,948,629)